Form N-1A Supplement	Mar. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PIMCO Funds
Supplement Dated May 15, 2026 to the
Real Return Strategy Funds Prospectus dated August 1, 2025,
as supplemented from time to time (the “Prospectus”)
Disclosure Related to PIMCO CommoditiesPLUS® Strategy Fund,
PIMCO CommodityRealReturn Strategy Fund®, and
PIMCO RealEstateRealReturn Strategy Fund
(each, a “Fund” and, collectively, the “Funds”)
Effective August 1, 2026, PIMCO CommoditiesPLUS® Strategy Fund is re‑named PIMCO CommoditiesPLUS® and Bond Alpha Fund. Therefore, effective August 1, 2026, all references to PIMCO CommoditiesPLUS® Strategy Fund in the Prospectus are replaced with PIMCO CommoditiesPLUS® and Bond Alpha Fund.
Effective August 1, 2026, PIMCO CommodityRealReturn Strategy Fund® is re‑named PIMCO Commodity and Real Return Bond Alpha Fund. Therefore, effective August 1, 2026, all references to PIMCO CommodityRealReturn Strategy Fund® in the Prospectus are replaced with PIMCO Commodity and Real Return Bond Alpha Fund.
Effective August 1, 2026, PIMCO RealEstateRealReturn Strategy Fund is re‑named PIMCO Real Estate and Real Return Bond Alpha Fund. Therefore, effective August 1, 2026, all references to PIMCO RealEstateRealReturn Strategy Fund in the Prospectus are replaced with PIMCO Real Estate and Real Return Bond Alpha Fund.
Effective August 1, 2026, the first sentence of the “Principal Investment Strategies” section of PIMCO CommoditiesPLUS® Strategy Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a combination of commodities, commodity instruments and Fixed Income Instrument investments. These instruments may include, or be represented by, forwards or derivatives such as options, futures contracts or swap agreements.
Effective August 1, 2026, the first sentence of the “Principal Investment Strategies” section of PIMCO CommodityRealReturn Strategy Fund®’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a combination of commodity instruments and Fixed Income Instrument investments. These instruments may include, or be represented by, forwards or derivatives such as options, futures contracts or swap agreements.
Effective August 1, 2026, the following is added at the beginning of the second paragraph of the “Principal Investment Strategies” section of PIMCO RealEstateRealReturn Strategy Fund’s Fund Summary in the Prospectus:
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a combination of: real estate-linked derivatives; REITs; securities of issuers in real estate-related industries (which may include preferred and/or common securities); and/or Fixed Income Instrument investments. These instruments may include, or be represented by, forwards or derivatives such as options, futures contracts or swap agreements. “Real estate” generally refers to real property, and the Fund’s real estate-related investments generally are securities or other instruments that provide direct or indirect investment exposure to real property ownership, operation, development, construction or financing.

PIMCO CommoditiesPLUS Strategy Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PIMCO Funds
Supplement Dated May 15, 2026 to the
Real Return Strategy Funds Prospectus dated August 1, 2025,
as supplemented from time to time (the “Prospectus”)
Disclosure Related to PIMCO CommoditiesPLUS® Strategy Fund,
PIMCO CommodityRealReturn Strategy Fund®, and
PIMCO RealEstateRealReturn Strategy Fund
(each, a “Fund” and, collectively, the “Funds”)
Effective August 1, 2026, PIMCO CommoditiesPLUS® Strategy Fund is re‑named PIMCO CommoditiesPLUS® and Bond Alpha Fund. Therefore, effective August 1, 2026, all references to PIMCO CommoditiesPLUS® Strategy Fund in the Prospectus are replaced with PIMCO CommoditiesPLUS® and Bond Alpha Fund.
Effective August 1, 2026, the first sentence of the “Principal Investment Strategies” section of PIMCO CommoditiesPLUS® Strategy Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a combination of commodities, commodity instruments and Fixed Income Instrument investments. These instruments may include, or be represented by, forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO CommodityRealReturn Strategy Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PIMCO Funds
Supplement Dated May 15, 2026 to the
Real Return Strategy Funds Prospectus dated August 1, 2025,
as supplemented from time to time (the “Prospectus”)
Disclosure Related to PIMCO CommoditiesPLUS® Strategy Fund,
PIMCO CommodityRealReturn Strategy Fund®, and
PIMCO RealEstateRealReturn Strategy Fund
(each, a “Fund” and, collectively, the “Funds”)
Effective August 1, 2026, PIMCO CommodityRealReturn Strategy Fund® is re‑named PIMCO Commodity and Real Return Bond Alpha Fund. Therefore, effective August 1, 2026, all references to PIMCO CommodityRealReturn Strategy Fund® in the Prospectus are replaced with PIMCO Commodity and Real Return Bond Alpha Fund.
Effective August 1, 2026, the first sentence of the “Principal Investment Strategies” section of PIMCO CommodityRealReturn Strategy Fund®’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a combination of commodity instruments and Fixed Income Instrument investments. These instruments may include, or be represented by, forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO RealEstateRealReturn Strategy Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PIMCO Funds
Supplement Dated May 15, 2026 to the
Real Return Strategy Funds Prospectus dated August 1, 2025,
as supplemented from time to time (the “Prospectus”)
Disclosure Related to PIMCO CommoditiesPLUS® Strategy Fund,
PIMCO CommodityRealReturn Strategy Fund®, and
PIMCO RealEstateRealReturn Strategy Fund
(each, a “Fund” and, collectively, the “Funds”)
Effective August 1, 2026, PIMCO RealEstateRealReturn Strategy Fund is re‑named PIMCO Real Estate and Real Return Bond Alpha Fund. Therefore, effective August 1, 2026, all references to PIMCO RealEstateRealReturn Strategy Fund in the Prospectus are replaced with PIMCO Real Estate and Real Return Bond Alpha Fund.
Effective August 1, 2026, the following is added at the beginning of the second paragraph of the “Principal Investment Strategies” section of PIMCO RealEstateRealReturn Strategy Fund’s Fund Summary in the Prospectus:
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a combination of: real estate-linked derivatives; REITs; securities of issuers in real estate-related industries (which may include preferred and/or common securities); and/or Fixed Income Instrument investments. These instruments may include, or be represented by, forwards or derivatives such as options, futures contracts or swap agreements. “Real estate” generally refers to real property, and the Fund’s real estate-related investments generally are securities or other instruments that provide direct or indirect investment exposure to real property ownership, operation, development, construction or financing.